INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS

13. INTANGIBLE ASSETS

Master lease agreements
$
Cost
Balance, December 31, 2020 and 2019	1,982,354
Impairment	(1,982,354)
Balance, December 31, 2021	-

Accumulated amortization
Balance, December 31, 2019	379,926
Additions	245,070
Balance, December 31, 2020	624,696
Additions	302,564
Impairment	(927,260)
Balance, December 31, 2021	-

Net book value
Balance, December 31, 2020	1,357,658
Balance, December 31, 2021	-

As at December 31, 2021, the Company had no tower structures or sites remaining under the master lease agreements as they had all been sold pursuant to the Asset Transfer Agreement (Note 15). As a result, the Company completed an impairment analysis in accordance with IAS 36 Impairment of Assets, and determined that the Company has no estimated future cash inflows derived from the continued use of the master lease agreements, and the value in use of the asset is $nil. As a result, the Company recognized impairment of $1,055,094 to reduce the carrying amount of the master lease agreements to $nil based on Level 3 of the fair value hierarchy.